Disclosures on shareholdings in accordance with IFRS 12	12 Months Ended
Sep. 30, 2021
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Disclosures on shareholdings in accordance with IFRS 12
14. Disclosures on shareholdings in accordance with IFRS 12
14.1. Subsidiaries

As of September 30, 2021, SIGNA Sports United Group comprised the following material companies which were included in the scope of consolidation:

Name	Principal place of business, Country	Sum of the direct and indirect shares as of September 30, 2021	Type of interest 1	Sum of the direct and indirect shares as of September 30, 2020	Type of interest 1
SIGNA Sports United GmbH	Munich, Germany
OUTFITTER Teamsport GmbH	Großostheim, Germany	100.0%	FC	100.0%	FC
Teamstolz GmbH	Ehingen, Germany	55.0%	AE	55.0%	AE

1	FC: Full consolidation,
AC:	At amortized cost,
AE:	At-equity

Name	Principal place of business, Country	Sum of the direct and indirect shares as of September 30, 2021	Type of interest 1	Sum of the direct and indirect shares as of September 30, 2020	Type of interest
System Sport GmbH	Munderkingen, Germany	—	—	100.0%	FC
SIGNA SPORTS CENTRO TÉCNICO SL	Barcelona, Spain	100.0%	FC	100.0%	FC
Score Invest SAS	Holtzheim, France	80.58%	FC	80.58%	FC
Tennis Pro Distribution SAS	Entzheim, France	100.0%	FC	100.0%	FC
Sport Distributeur SARL	Villejust, France	—	—	100.0%	FC
Lardé Sports SARL	Entzheim, France	—	—	100.0%	FC
Made of Tennis SARL	Boulogne-Billancour, France	—	—	100.0%	FC
TennisPro Japan Ltd.	Kiyosu, Japan	51.0%	AC	51.0%	AC
Tennis-Point GmbH	Herzebrock-Clarholz, Germany	100.0%	FC	88.0%	FC
MRS Tennis AG	Dietikon, Switzerland	100.0%	FC	100.0%	FC
Tennis-Point Handels GmbH	Graz, Austria	100.0%	FC	100.0%	FC
TENNIS POINT SPOR MALZEMELERI LIMITED SIRKETI	Serik Antalya, Turkey	100.0%	FC	100.0%	FC
Tennis-Point Iberia S.L.	Barcelona, Spain	100.0%	FC	100.0%	FC
Tennis-Point d.o.o.	Bol, Croatia	100.0%	FC	100.0%	FC
Tennis Point Italia SRL	Bruneck, Italy	100.0%	FC
Midwest Sports Supply Inc.	Cincinnati, USA	60.61%	FC	—	—
Ballside GmbH	Rostock, Germany	100.0%	FC	100.0%	FC
Publikat GmbH	Großostheim, Germany	100.0%	FC	100.0%	FC
SIGNA Sport Online GmbH	Munich, Germany	100.0%	FC	87.21%	FC
Internetstores Holding GmbH	Stuttgart, Germany	100.0%	FC	100.0%	FC
Internetstores GmbH	Stuttgart, Germany	100.0%	FC	100.0%	FC
Bikester Sweden Retail Stores AB	Stockholm, Sweden	100.0%	FC	100.0%	FC
Addnature AB	Stockholm, Sweden	100.0%	FC	100.0%	FC
Probikeshop-Dolphin France SAS	Saint Etienne, France	100.0%	FC	100.0%	FC
E-Procall	Saint Etienne, France	100.0%	FC	100.0%	FC
E-Prolog	Chapponay, France	100.0%	FC	100.0%	FC
SIGNA Beteiligung I Verwaltungs UG (haftungsbeschränkt)	Munich, Germany	100.0%	FC	100.0%	FC
SIGNA Beteiligung I UG (haftungsbeschränkt) & Co KG	Munich, Germany	100.0%	FC	41.83%	FC
INSIGNA GmbH	Munich, Germany	100.0%	FC	100.0%	FC

Name	Principal place of business, Country	Sum of the direct and indirect shares as of September 30, 2021	Type of interest 1	Sum of the direct and indirect shares as of September 30, 2020	Type of interest
SIGNA AppVentures GmbH	Munich, Germany	100.0%	FC	80.0%	FC
AEON SIGNA Sports United Co., Ltd.	Chiba, Japan	50.0%	AE	50.0%	FC
As of September 30, 2020 SIGNA Sports United Group owned less than half of SIGNA Beteiligung I UG (haftungsbeschränkt) & Co KG and had less than half of their voting power, although management has determined that the Group controls this entity. SIGNA Beteiligung I UG (haftungsbeschränkt) & Co. KG was controlled by SIGNA International Sports Holding GmbH due to its right to appoint the only managing director. This right was granted to SIGNA International Sports Holding GmbH via the articles of association of SIGNA Beteiligung I UG (haftungsbeschränkt) & Co. KG.
Although, the Group has half of the voting rights of AEON SIGNA Sports United Co., Ltd., management decided that the group has no control over this investee, AEON SIGNA Sports United Co., Ltd is account for at-equity.
14.2. Non-controlling
interests
As of September 30, 2020, SIGNA Sports United had significant non-controlling
interests in its companies Tennis-Point GmbH (12%) and Signa Sports Online GmbH (12.8%). The following tables contain summarized financial information for Tennis-Point GmbH and Signa Sports Online GmbH and their fully consolidated subsidiaries, including the effects of purchase price allocation and goodwill:
Combined Statement of Financial Position

	As of September 30, 2020
EUR million	Tennis-Point	Signa Sports Online
Current
Assets	42.5	157.0
Liabilities	63.6	91.2

Current net assets	(21.1)	65.8

Non-current
Assets	57.6	278.8
Liabilities	4.5	182.3
Non-current net assets	53.1	96.5

Total net assets	32.0	162.2

Total net assets attributable to NCI	3.7	(3.5)

Combined Statement of Comprehensive Income

	As of September 30, 2020
EUR million	Tennis-Point	Signa Sports Online
Revenue	101.1	495.1
Earnings before income taxes	(8.2)	(1.3)
Taxes on income and earnings	2.2	(0.8)

Profit/(Loss) after taxes	(5.9)	(2.2)

Other comprehensive income	0.1	0.0

Total comprehensive income	(5.9)	(5.8)

Loss attributable to NCI	(0.8)	(0.1)

	As of September 30, 2019
EUR million	Tennis-Point	Signa Sports Online
Revenue	95.6	359.5
Earnings before income taxes	(5.2)	(21.9)
Taxes on income and earnings	1.1	3.5

Profit/(Loss) after taxes	(4.1)	(18.4)

Other comprehensive income	0.0	(1.1)

Total comprehensive income	(4.1)	(19.5)

Loss attributable to NCI	(0.4)	(2.0)

Condensed cash flow statement

	As of September 30, 2020
EUR million	Tennis-Point	Signa Sports Online
Cash flow from operating activities	1.7	24.4
Cash flow from investing activities	(4.0)	(13.9)
Cash flow from financing activities	2.9	21.3

Net change in cash and cash equivalents	0.6	31.8

Cash and cash equivalents at the beginning of the reporting period	8.6	8.6
Effects of changes in interest rates on cash and cash equivalents	—	0.0

Cash and cash equivalents at the end of the reporting period	9.2	40.5

Cash and cash equivalents attributable to NCI	1.1	5.2

	As of September 30, 2019
EUR million	Tennis-Point	Signa Sports Online
Cash flow from operating activities	6.3	(10.6)
Cash flow from investing activities	(10.0)	(10.9)
Cash flow from financing activities	7.8	20.0

Net change in cash and cash equivalents	4.1	(1.4)

Cash and cash equivalents at the beginning of the reporting period	4.5	10.1
Effects of changes in interest rates on cash and cash equivalents	—	0.0

Cash and cash equivalents at the end of the reporting period	8.6	8.6

Cash and cash equivalents attributable to NCI	1.0	1.1
As of September 30, 2021, SIGNA Sports United has no
non-controlling
interests, please refer to Note 7.